Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Taxes [Abstract]
Income Tax Expense (Benefit)
Income tax expense (benefit) for the years ended December 31 consists of the following components:

	2020			2019			2018
	Current	Deferred	Total	Current	Deferred	Total	Current	Deferred	Total
Federal	$5,285	$3,642	$8,927	$5,281	$(2,626)	$2,655	$2,326	$3,175	$5,501
State and Local	1,930	1,100	3,030	982	(774)	208	1,394	(590)	804
Total	$7,215	$4,742	$11,957	$6,263	$(3,400)	$2,863	$3,720	$2,585	$6,305

Deferred Tax Assets and Liabilities
Deferred tax assets and liabilities consists of:

	December 31, 2020		December 31, 2019
	Assets	Liabilities	Assets	Liabilities
Inventory	$2,567	$-	$6,221	$-
Property, plant, and equipment	-	3,107	-	2,076
Goodwill and other intangible assets	-	8,144	-	7,672
Accrued pension and post-retirement costs	-	-	-	943
State NOL carryforward	2,236	-	3,225	-
Unrealized loss on investments	876	-	580	-
Leases	4,920	4,557	3,393	3,099
Original issue discount	3,800	-	4,806	-
Other	6,611	2,356	4,407	555
Gross deferred income taxes	21,010	18,164	22,632	14,345
Valuation allowance	(2,236)	-	(3,225)	-
Net deferred income taxes	$18,774	$18,164	$19,407	$14,345

Reconciliation of Statutory to Effective Income Tax Rate
Reconciliation of the federal statutory rate and the effective income tax rate for the years ended December 31 is as follows:

	2020	2019	2018
Federal statutory rate	21.0%	21.0%	21.0%
State taxes	2.9%	0.7%	3.3%
Permanent differences	-1.6%	-5.6%	-2.9%
Other	4.7%	-3.1%	-0.8%
Valuation allowance	-3.2%	2.0%	-0.7%
Effective income tax rate	23.8%	15.0%	19.9%